INCOME TAX EXPENSE - Reconciliation to Canadian Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Abstract]
At 26.5% statutory rate	$ 1,684	$ (63)
Statutory rate (as percent)	26.50%	26.50%
Increase (decrease) due to:
Allowances and special tax deductions	$ (129)	$ (59)
Impact of foreign tax rates	(264)	(4)
Expenses not tax deductible	78	74
Impairment charges not recognized in deferred tax assets	45	168
Tax effect of impairment of goodwill	0	54
Net currency translation losses on deferred tax balances	43	41
Tax impact from pass-through entities and equity accounted investments	(140)	(15)
Current year tax losses not recognized in deferred tax assets	8	100
Tax effect of divestitures	12	0
Tax Effect from De-recognition in Deferred Tax Assets	4	814
One time toll charge	0	(49)
Adjustments in respect of prior years	(13)	3
Increase to income tax related contingent liabilities	21	0
Impact of tax rate changes	(35)	0
Dominican Republic Tax audit	0	42
United States withholding taxes	30	(107)
Other withholding taxes	24	14
Mining taxes	412	184
Other items	3	1
Income tax expense	$ 1,783	$ 1,198